CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (853,073)	$ (863,178)	$ (980,225)	$ (2,393,621)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation and amortization	331,128	397,512	511,142	568,055
Provision for doubtful accounts	15,713	22,413	22,413	0
Non-cash lease expense	81,973	0	12,968	0
Stock based compensation	515,309	420,223	566,019	403,325
Amortization of beneficial conversion feature	555	0	0	0
Stock issued for services	0	0	0	5,000
Change in contingent consideration	0	(30,757)	(30,757)	0
Loss (gain) on sale of assets	2,210	(12,213)	4,533	0
Changes in assets and liabilities
Accounts receivable	16,694	(145,902)	(93,064)	(1,919)
Prepaid expenses	(49,592)	11,303	135,221	(6,224)
Change in operating lease liability	(68,889)	0	(19,189)	0
Accounts payable and accrued liabilities	77,615	17,602	(53,970)	(426,370)
Deferred revenue	(957,244)	406,295	1,977,825	0
Net cash (used in) provided by operating activities	(887,601)	223,298	2,052,916	(1,851,754)
Cash flows from investing activities
Repayment of debt related to acquisition	(39,829)	(73,889)	(88,262)	0
Acquisition of contracts				(800,000)
Proceeds from sale of equipment and software license	0	31,699	31,699	0
Acquisition of equipment and software licenses	(11,394)	(2,382)	(56,994)	(26,364)
Net cash used in investing activities	(51,223)	(44,572)	(113,557)	(826,364)
Cash flows from financing activities
Proceeds from issuance of common stock, net	0	238,000	288,001	3,215,738
Line of credit, net	0	0	0	(92,075)
Repayments of loans from officers	0	0	0	(137,000)
Proceeds of factor credit facility	0	5,222	(169,257)	169,257
Proceeds of convertible notes payable	500,000	0	0	0
Proceeds (repayments) of notes payable	710,500	(13,358)	(13,358)	(32,138)
Repayment of finance lease obligations	(179,399)	(386,385)	(441,991)	(418,556)
Net cash provided by (used in) financing activities	1,031,101	(156,521)	(336,605)	2,705,126
Net increase in cash	92,277	22,205	1,602,754	27,008
Cash, beginning of period	1,757,695	154,941	154,941	127,933
Cash, end of period	1,849,972	177,146	1,757,695	154,941
Supplemental cash flow disclosures
Interest paid	23,354	51,333	60,024	52,437
Non-cash financing activities
Purchase of equipment under capital lease	550,066	49,624	0	0
Operating lease asset obtained in exchange for operating lease obligation	0		555,943	0
Beneficial conversion feature	75,000	0	0	0
Consideration for the purchase of contracts	$ 0	$ 0	$ 0	$ 212,335